SUBORDINATED LIABILITIES - Summary of Undated Subordinated Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Subordinated Liabilities [Line Items]
Undated subordinated liabilities	£ 205	£ 205
10.0625% Exchangeable capital securities
Disclosure Of Subordinated Liabilities [Line Items]
Interest rate	10.0625%	10.0625%
First call date	n/a	n/a
Undated subordinated liabilities	£ 205	£ 205